Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CREDIT SUISSE COMMODITY STRATEGY FUNDS
Entity Central Index Key	0001291446
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000028811
Shareholder Report [Line Items]
Fund Name	Credit Suisse Commodity Return Strategy Fund
Class Name	Class A
Trading Symbol	CRSAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Credit Suisse Commodity Return Strategy Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CRSAX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CRSAX
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
AssetsNet	$ 1,286,993,905
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,286,993,905
# of Portfolio Holdings	80
Portfolio Turnover Rate	23%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	66.4%
Commodity Indexed Structured Notes	22.7
United States Agency Obligations	8.4
Short-Term Investments	2.5

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.395%, due 04/30/26	11.6%
U.S. Treasury Floating Rate Notes, 4.490%, due 01/31/26	9.7
U.S. Treasury Floating Rate Notes, 4.415%, due 10/31/25	6.8
U.S. Treasury Floating Rate Notes, 4.370%, due 07/31/25	4.4
Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 4.330%, due 07/17/25	4.4
BNP Paribas Issuance BV, Commodity Index Linked Senior Unsecured Notes, 4.430%, due 10/22/25	4.3
Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 4.360%, due 06/27/25	3.9
Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, 4.330%, due 02/24/26	3.6
BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, 4.310%, due 02/10/26	3.4
Goldman Sachs International, Commodity Index Linked Senior Unsecured Notes, 4.360%, due 02/24/26	2.9

Updated Prospectus Phone Number	877-870-2874
C000028812
Shareholder Report [Line Items]
Fund Name	Credit Suisse Commodity Return Strategy Fund
Class Name	Class C
Trading Symbol	CRSCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Credit Suisse Commodity Return Strategy Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CRSCX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CRSCX
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.80%
AssetsNet	$ 1,286,993,905
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,286,993,905
# of Portfolio Holdings	80
Portfolio Turnover Rate	23%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	66.4%
Commodity Indexed Structured Notes	22.7
United States Agency Obligations	8.4
Short-Term Investments	2.5

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.395%, due 04/30/26	11.6%
U.S. Treasury Floating Rate Notes, 4.490%, due 01/31/26	9.7
U.S. Treasury Floating Rate Notes, 4.415%, due 10/31/25	6.8
U.S. Treasury Floating Rate Notes, 4.370%, due 07/31/25	4.4
Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 4.330%, due 07/17/25	4.4
BNP Paribas Issuance BV, Commodity Index Linked Senior Unsecured Notes, 4.430%, due 10/22/25	4.3
Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 4.360%, due 06/27/25	3.9
Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, 4.330%, due 02/24/26	3.6
BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, 4.310%, due 02/10/26	3.4
Goldman Sachs International, Commodity Index Linked Senior Unsecured Notes, 4.360%, due 02/24/26	2.9

Updated Prospectus Phone Number	877-870-2874
C000028810
Shareholder Report [Line Items]
Fund Name	Credit Suisse Commodity Return Strategy Fund
Class Name	Class I
Trading Symbol	CRSOX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Credit Suisse Commodity Return Strategy Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CRSOX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CRSOX
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 1,286,993,905
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,286,993,905
# of Portfolio Holdings	80
Portfolio Turnover Rate	23%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	66.4%
Commodity Indexed Structured Notes	22.7
United States Agency Obligations	8.4
Short-Term Investments	2.5

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.395%, due 04/30/26	11.6%
U.S. Treasury Floating Rate Notes, 4.490%, due 01/31/26	9.7
U.S. Treasury Floating Rate Notes, 4.415%, due 10/31/25	6.8
U.S. Treasury Floating Rate Notes, 4.370%, due 07/31/25	4.4
Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 4.330%, due 07/17/25	4.4
BNP Paribas Issuance BV, Commodity Index Linked Senior Unsecured Notes, 4.430%, due 10/22/25	4.3
Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 4.360%, due 06/27/25	3.9
Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, 4.330%, due 02/24/26	3.6
BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, 4.310%, due 02/10/26	3.4
Goldman Sachs International, Commodity Index Linked Senior Unsecured Notes, 4.360%, due 02/24/26	2.9

Updated Prospectus Phone Number	877-870-2874